Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
Type of loans	December 31, 2024	December 31, 2025

Bank loans
Secured bank loans	$1,075,904	$2,146,361
Other loans	-	1,375,000
	$1,075,904	$3,521,361
Interest rate range	2.94%~3.24%	2.94%~3.44%
Unused credit lines of short-term bank loans
US$	-	268,533

Schedule of Maturity for Short-Term Borrowings

The table below summarizes the maturity profile of the short-term borrowings excluding the current portion of long-term borrowings (see Note 16 for further information) as of December 31, 2024 and 2025 based on the contractual due date:

	1 to 3 months	4~6 months	Over 6 months	Total
2024
Type of loans
Secured bank loans	$770,933	$304,971	$-	$1,075,904

	1 to 3 months	4~6 months	Over 6 months	Total
2025
Type of loans
Secured bank loans	$820,052	$1,326,309	$-	$2,146,361
Other loans (Note)	1,200,000	-	175,000	1,375,000
	$2,020,052	$1,326,309	$175,000	$3,521,361